Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Revenues
Licensing (Note 3)	$ 217,265	$ 320,330	$ 881,512	$ 1,062,597
Up-front fees (Note 3)	1,472,676	93,225	2,366,485	262,443
Revenues	1,689,941	413,555	3,247,997	1,325,040
Cost of goods sold	0	45,299	33,068	111,173
Gross margin	1,689,941	368,256	3,214,929	1,213,867
Expenses
Research and development	1,625,353	3,324,221	5,412,653	7,783,549
Selling, general and administrative	1,298,029	792,379	3,981,285	2,773,698
Depreciation (Note 4)	126,872	155,288	378,932	457,314
Expenses	3,050,254	4,271,888	9,772,870	11,014,561
Loss from operations	(1,360,313)	(3,903,632)	(6,557,941)	(9,800,694)
Net foreign exchange (loss) gain	(23,767)	9,406	(10,138)	17,106
Interest income	11	8	865	22
Interest expense	(55,720)	(59,886)	(169,822)	(179,402)
Financing cost	(14,536)	0	(14,536)	0
Net loss and comprehensive loss	$ (1,454,325)	$ (3,954,104)	$ (6,751,572)	$ (9,962,968)
Loss per common share, basic and diluted	$ (0.07)	$ (0.91)	$ (0.32)	$ (2.49)
Weighted average number of common shares outstanding, basic and diluted	22,081,275	4,353,678	21,411,017	4,006,582